LEASEHOLD LAND PAYMENTS - LAND USE RIGHT CERTIFICATES ANALYSIS - Narratives (Details) $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	¥ 24,184,248,000	$ 3,517,453		¥ 23,617,138,000	¥ 24,278,032,000
Leasehold land payments [member]
Disclosure of maturity analysis of operating lease payments [line items]
Aggregate carrying value of land use right certificates	58,898,000
Aggregate carrying value of land use right certificates not obtained	1,227,820,000			1,318,686,000
Lease of leasehold land	1,924,496,000			1,980,278,000	¥ 1,624,859,000
Leasehold land payments [member] | Between 10 to 20 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	1,227,820,000			1,257,346,000
Leasehold land payments [member] | Between 20 to 30 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease of leasehold land	¥ 696,676,000			¥ 722,932,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .